Equity (Preferred Stock - Authorized, Issued and Outstanding) (Details) - $ / shares		Dec. 31, 2016	Dec. 31, 2015
Preferred Stock Shares Outstanding		41,000	36,000
Preferred Stock Shares Authorized		16,593,000	16,588,000
Preferred Stock, Par or Stated Value Per Share		$ 1	$ 1
Series B Preferred Stock [Member]
Preferred Stock Liquidation Preference		$ 40
Preferred Stock Shares Outstanding		1,000	1,000
Series O Preferred Stock [Member]
Preferred Stock Liquidation Preference		$ 100,000
Preferred Stock Shares Outstanding		10,000	10,000
Series P Preferred Stock [Member]
Preferred Stock Liquidation Preference		$ 100,000
Preferred Stock Shares Outstanding		15,000	15,000
Series Q Preferred Stock [Member]
Preferred Stock Liquidation Preference		$ 100,000
Preferred Stock Shares Outstanding		5,000	5,000
Series R Preferred Stock [Member]
Preferred Stock Liquidation Preference		$ 100,000
Preferred Stock Shares Outstanding		5,000	5,000
Series S Preferred Stock [Member]
Preferred Stock Liquidation Preference		$ 100,000
Preferred Stock Shares Outstanding		5,000
Preferred Stock, Par or Stated Value Per Share	[1]	$ 1

[1]	On November 1, 2016, PNC issued 5,250 shares of Series S preferred stock with a $1 par value.